UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 to June 30, 2022

Form N-PX is to be  by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Mohr Growth MOHR

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

American Express Co.	AXP	025816109	Annual Meeting	5/3/2022	3/7/2022	Management	1A	Election of Director for a term of one year: Thomas J. Baltimore	With	With
						Management	1B	Election of Director for a term of one year: Charlene Barshefsky	With	With
						Management	1C	Election of Director for a term of one year: John J. Brennan	With	With
						Management	1D	Election of Director for a term of one year: Peter Chernin	With	With
						Management	1E	Election of Director for a term of one year: Ralph de la Vega	With	With
						Management	1F	Election of Director for a term of one year: Michael O. Leavitt	With	With
						Management	1G	Election of Director for a term of one year: Theodore J. Leonsis	With	With
						Management	1H	Election of Director for a term of one year: Karen L. Parkhill	With	With
						Management	1I	Election of Director for a term of one year: Charles E. Phillips	With	With
						Management	1J	Election of Director for a term of one year: Lynn A. Pike	With	With
						Management	1K	Election of Director for a term of one year: Stephen J. Squeri	With	With
						Management	1L	Election of Director for a term of one year: Daniel L. Vasella	With	With
						Management	1M	Election of Director for a term of one year: Lisa W. Wardell	With	With
						Management	1N	Election of Director for a term of one year: Christopher D. Young	With	With
						Management	2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2022.	With	With
						Management	3	Approval, on an advisory basis, of the Company's executive compensation.	With	With
						Stockholder	4	Shareholder Proposal Relating to Independent Board Chairman.	Against	With

Charter Communications, Inc.	CHTR	16119P108	Annual Meeting	4/26/2022	2/25/2022	Management	1A	Election of Director: W. Lance Conn	For	With
						Management	1B	Election of Director: Kim C. Goodman	For	With
						Management	1C	Election of Director: Craig A. Jacobson	For	With
						Management	1D	Election of Director: Gregory B. Maffei	For	With
						Management	1E	Election of Director: John D. Markley, Jr.	For	With
						Management	1F	Election of Director: David C. Merritt	For	With
						Management	1G	Election of Director: James E. Meyer	For	With
						Management	1H	Election of Director: Steven A. Miron	For	With
						Management	1I	Election of Director: Balan Nair	For	With
						Management	1J	Election of Director: Michael A. Newhouse	For	With
						Management	1K	Election of Director: Mauricio Ramos	For	With
						Management	1L	Election of Director: Thomas M. Rutledge	For	With
						Management	1M	Election of Director: Eric L. Zinterhofer	For	With
						Management	2	The ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022.	For	With
						Stockholder	3	Stockholder proposal regarding lobbying activities.	For	Against
						Stockholder	4	Stockholder proposal regarding Chairman of the Board and CEO roles.	For	Against
						Stockholder	5	Stockholder proposal regarding political and electioneering expenditure congruency report.	For	Against
						Stockholder	6	Stockholder proposal regarding disclosure of greenhouse gas emissions.	For	Against
						Stockholder	7	Stockholder proposal regarding EEO-1 reports.	For	Against
						Stockholder	8	Stockholder proposal regarding diversity, equity and inclusion reports.	For	Against

Kraft Heinz Co.	KHC	500754106	Annual Meeting	5/5/2022	3/7/2022	Management	1A	Election of Director: Gregory E. Abel	For	With
						Management	1B	Election of Director: John T. Cahill	For	With
						Management	1C	Election of Director: João M. Castro-Neves	For	With
						Management	1D	Election of Director: Lori Dickerson Fouché	For	With
						Management	1E	Election of Director: Timothy Kenesey	For	With
						Management	1F	Election of Director: Alicia Knapp	For	With
						Management	1G	Election of Director: Elio Leoni Sceti	For	With
						Management	1H	Election of Director: Susan Mulder	For	With
						Management	1I	Election of Director: James Park	For	With
						Management	1J	Election of Director: Miguel Patricio	For	With
						Management	1K	Election of Director: John C. Pope	For	With
						Management	2	Advisory vote to approve executive compensation.	For	With
						Management	3	Advisory vote on the frequency of holding an advisory vote to approve executive compensation.	1 Year	With
						Management	4	Ratification of the selection of PricewaterhouseCoopers LLP as our independent auditors for 2022.	For	With
						Stockholder	5	Stockholder Proposal - Report on water risk, if properly presented.	For	Against

Nucor Corp.	NUE	670346105	Annual Meeting	5/12/2022	3/14/2022	Management	1

Vote Board of Directors: Election of Director: Norma B. Clayton; Election of Director: Patrick J. Dempsey; Election of Director: Christopher J. Kearney; Election of Director: Laurette T. Koellne; Election of Director: Joseph D. Rupp; Election of Director: Leon J. Topalian; Election of Director: John H. Walker; Election of Director: Nadja Y. West

									For All	With
						Management	2	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as Nucor's independent registered public accounting firm for 2022	For	With
						Management	3	Approval, on an advisory basis, of Nucor's named executive officer compensation in 2021	For	With

Progressive Corp.	PGR	743315103	Annual Meeting	5/13/2022	3/18/2022	Management	1A	Election of Director: Philip Bleser	For	With
						Management	1B	Election of Director: Stuart B. Burgdoerfer	For	With
						Management	1C	Election of Director: Pamela J. Craig	For	With
						Management	1D	Election of Director: Charles A. Davis	For	With
						Management	1E	Election of Director: Roger N. Farah	For	With
						Management	1F	Election of Director: Lawton W. Fitt	For	With
						Management	1G	Election of Director: Susan Patricia Griffith	For	With
						Management	1H	Election of Director: Devin C. Johnson	For	With
						Management	1I	Election of Director: Jeffrey D. Kelly	For	With
						Management	1J	Election of Director: Barbara R. Snyder	For	With
						Management	1K	Election of Director: Jan E. Tighe	For	With
						Management	1L	Election of Director: Kahina Van Dyke	For	With
						Management	2	Approve The Progressive Corporation Amended and Restated 2017 Directors Equity Incentive Plan.	For	With
						Management	3	Cast an advisory vote to approve our executive compensation program.	For	With
						Management	4	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022.	For	With

Hess Corp.	HES	42809H107	Annual Meeting	5/26/2022	4/1/2022	Management	1A	Election of Director to serve for a one-year term expiring in 2023: T.J. CHECKI	For	With
						Management	1B	Election of Director to serve for a one-year term expiring in 2023: L.S. COLEMAN, JR.	For	With
						Management	1C	Election of Director to serve for a one-year term expiring in 2023: L. GLATCH	For	With
						Management	1D	Election of Director to serve for a one-year term expiring in 2023: J.B. HESS	For	With
						Management	1E	Election of Director to serve for a one-year term expiring in 2023: E.E. HOLIDAY	For	With
						Management	1F	Election of Director to serve for a one-year term expiring in 2023: M.S. LIPSCHULTZ	For	With
						Management	1G	Election of Director to serve for a one-year term expiring in 2023: R.J. MCGUIRE	For	With
						Management	1H	Election of Director to serve for a one-year term expiring in 2023: D. MCMANUS	For	With
						Management	1I	Election of Director to serve for a one-year term expiring in 2023: K.O. MEYERS	For	With
						Management	1J	Election of Director to serve for a one-year term expiring in 2023: K.F. OVELMEN	For	With
						Management	1K	Election of Director to serve for a one-year term expiring in 2023: J.H. QUIGLEY	For	With
						Management	1L	Election of Director to serve for a one-year term expiring in 2023: W.G. SCHRADER	For	With
						Management	2	Advisory approval of the compensation of our named executive officers.	For	With
						Management	3	Ratification of the selection of Ernst & Young LLP as our independent registered public accountants for the year ending December 31, 2022.	For	With

Robert Half International, Inc.	RHI	770323103	Annual Meeting	5/18/2022	3/25/2022	Management	1A	Election of Director: Julia L. Coronado	For	With
						Management	1B	Election of Director: Dirk A. Kempthorne	For	With
						Management	1C	Election of Director: Harold M. Messmer, Jr.	For	With
						Management	1D	Election of Director: Marc H. Morial	For	With
						Management	1E	Election of Director: Robert J. Pace	For	With
						Management	1F	Election of Director: Frederick A. Richman	For	With
						Management	1G	Election of Director: M. Keith Waddell	For	With
						Management	2	Advisory vote to approve executive compensation.	For	With
						Management	3	To ratify the appointment of PricewaterhouseCoopers LLP, as the Company's independent registered public accounting firm for 2022.	For	With

Take-Two Interactive Software, Inc.	TTWO	874054109	Special Meeting	5/19/2022	4/4/2022	Management	1

Approval of the issuance of shares of Take-Two common stock in connection with the combination contemplated by the Agreement and Plan of Merger, dated January 9, 2022, among Take-Two, Zebra MS I, Inc., Zebra MS II, Inc. and Zynga, as the same may be amended from time to time.

									For	With
						Management	2

Approval and adoption of an amendment to the Company's Restated Certificate of Incorporation to increase the number of authorized shares of Company capital stock from 205,000,000 to 305,000,000, of which 300,000,000 shares will be common stock and 5,000,000 shares will be preferred stock.

									For	With
						Management	3

Approval of the adjournment of the Company's special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the Company's special meeting to approve proposals 1 and 2.

									For	With

Quanta Services, Inc.	PWR	74762E102	Annual Meeting	5/27/2022	4/1/2022	Management	1.1	Election of Director: Earl C. (Duke) Austin, Jr.	For	With
						Management	1.2	Election of Director: Doyle N. Beneby	For	With
						Management	1.3	Election of Director: Vincent D. Foster	For	With
						Management	1.4	Election of Director: Bernard Fried	For	With
						Management	1.5	Election of Director: Worthing F. Jackman	For	With
						Management	1.6	Election of Director: Holli C. Ladhani	For	With
						Management	1.7	Election of Director: David M. McClanahan	For	With
						Management	1.8	Election of Director: Margaret B. Shannon	For	With
						Management	1.9	Election of Director: Martha B. Wyrsch	For	With
						Management	2	Approval, by non-binding advisory vote, of Quanta's executive compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as Quanta's independent registered public accounting firm for fiscal year 2022.	For	With
						Management	4

Approval of an amendment to the Quanta Services, Inc. 2019 Omnibus Equity Incentive Plan to increase the number of shares of Quanta common stock that may be issued thereunder and make certain other changes.

									For	With

Xcel Energy, Inc.	XEL	98389B100	Annual Meeting	5/18/2022	3/21/2022	Management	1A	Election of Director: Lynn Casey	For	With
						Management	1B	Election of Director: Bob Frenzel	For	With
						Management	1C	Election of Director: Netha Johnson	For	With
						Management	1D	Election of Director: Patricia Kampling	For	With
						Management	1E	Election of Director: George Kehl	For	With
						Management	1F	Election of Director: Richard O'Brien	For	With
						Management	1G	Election of Director: Charles Pardee	For	With
						Management	1H	Election of Director: Christopher Policinski	For	With
						Management	1I	Election of Director: James Prokopanko	For	With
						Management	1J	Election of Director: Kim Williams	For	With
						Management	1K	Election of Director: Daniel Yohannes	For	With
						Management	2	Company proposal to approve, on an advisory basis, executive compensation.	For	With
						Management	3	Company proposal to ratify the appointment of Deloitte & Touche LLP as Xcel Energy Inc.'s independent registered public accounting firm for 2022.	For	With

Baker Hughes Co.	BKR	05722G100	Annual Meeting	5/17/2022	3/21/2022	Management	1.1	Election of Director: W. Geoffrey Beattie	For	With
						Management	1.2	Election of Director: Gregory D. Brenneman	For	With
						Management	1.3	Election of Director: Cynthia B. Carroll	For	With
						Management	1.4	Election of Director: Nelda J. Connors	For	With
						Management	1.5	Election of Director: Michael R. Dumais	For	With
						Management	1.6	Election of Director: Gregory L. Ebel	For	With
						Management	1.7	Election of Director: Lynn L. Elsenhans	For	With
						Management	1.8	Election of Director: John G. Rice	For	With
						Management	1.9	Election of Director: Lorenzo Simonelli	For	With
						Management	2	An advisory vote related to the Company's executive compensation program	For	With
						Management	3	The ratification of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2022	For	With

DocuSign, Inc.	DOCU	256163106	Annual Meeting	6/3/2022	4/6/2022	Management	1	Vote Board of Directors: Election of Director: Teresa Briggs; Election of Director: Blake J. Irving; Election of Director: Daniel D. Springer	For All	With
						Management	2	Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal year ending January 31, 2023	For	With
						Management	3	Approval, on an advisory basis, of our named executive officers' compensation	For	With

Devon Energy Corp.	DVN	25179M103	Annual Meeting	6/8/2022	4/11/2022	Management	1

Vote Board of Directors: Election of Director: Barbara M. Baumann; Election of Director: John E. Bethancourt; Election of Director: Ann G. Fox; Election of Director: David A. Hager; Election of Director: Kelt Kindick; Election of Director: John Krenicki Jr.; Election of Director: Karl F. Kurz; Election of Director: Robert A. Mosbacher, Jr; Election of Director: Richard E. Muncrief; Election of Director: Duane C. Radtke; Election of Director: Valerie M. Williams

									For All	With
						Management	2	Ratify the selection of the Company's Independent Auditors for 2022.	For	With
						Management	3	Advisory Vote to Approve Executive Compensation.	For	With
						Management	4	Approve the Devon Energy Corporation 2022 Long-Term Incentive Plan.	For	With

American Airlines Group, Inc.	AAL	02376R102	Annual Meeting	6/8/2022	4/12/2022	Management	1A	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Jim Albaugh	For	With
						Management	1B	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Jeff Benjamin	For	With
						Management	1C	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Adriane Brown	For	With
						Management	1D	Election of Director to serve until the 2023 Annual Meeting of Stockholders: John Cahill	For	With
						Management	1E	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Mike Embler	For	With
						Management	1F	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Matt Hart	For	With
						Management	1G	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Robert Isom	For	With
						Management	1H	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Sue Kronick	For	With
						Management	1I	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Marty Nesbitt	For	With
						Management	1J	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Denise O'Leary	For	With
						Management	1K	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Doug Parker	For	With
						Management	1L	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Ray Robinson	For	With
						Management	1M	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Greg Smith	For	With
						Management	1N	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Doug Steenland	For	With
						Management	2	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm of American Airlines Group Inc. for the fiscal year ending December 31, 2022	For	With
						Management	3	Advisory vote to approve executive compensation (Say-on-Pay)	For	With
						Management	4	Approve and adopt an amendment of the Certificate of Incorporation to allow future amendments to the Bylaws by stockholders by simple majority vote	For	With
						Management	5	Approve and adopt an amendment of the Certificate of Incorporation to allow all other provisions of the Certificate of Incorporation to be amended in the future by simple majority vote	For	With
						Management	6	Approve the Tax Benefit Preservation Plan	For	With
						Stockholder	7	Advisory vote on a stockholder proposal to provide a report on lobbying activities and expenditures	For	Against

Mindful Conservative MFUL

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

No Votes During The Period 07/01/2021-06/30/2022

Adaptive Core RULE

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Kellogg Co.	K	487836108	Annual Meeting	4/29/2022	3/1/2022	Management	1A	Election of Director (term expires 2025): Rod Gillum	For	With
						Management	1B	Election of Director (term expires 2025): Mary Laschinger	For	With
						Management	1C	Election of Director (term expires 2025): Erica Mann	For	With
						Management	1D	Election of Director (term expires 2025): Carolyn Tastad	For	With
						Management	2	Advisory resolution to approve executive compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as Kellogg's independent registered public accounting firm for fiscal year 2022.	For	With
						Management	4	Management proposal to approve the Kellogg Company 2022 Long-Term Incentive Plan.	For	With
						Stockholder	5	Shareowner proposal for CEO compensation to weigh workforce pay and ownership, if properly presented at the meeting.	For	Against

Bank of America Corp.	BAC	060505104	Annual Meeting	4/26/2022	3/1/2022	Management	1A	Election of Director: Sharon L. Allen	For	With
						Management	1B	Election of Director: Frank P. Bramble, Sr.	For	With
						Management	1C	Election of Director: Pierre J.P. de Weck	For	With
						Management	1D	Election of Director: Arnold W. Donald	For	With
						Management	1E	Election of Director: Linda P. Hudson	For	With
						Management	1F	Election of Director: Monica C. Lozano	For	With
						Management	1G	Election of Director: Brian T. Moynihan	For	With
						Management	1H	Election of Director: Lionel L. Nowell III	For	With
						Management	1I	Election of Director: Denise L. Ramos	For	With
						Management	1J	Election of Director: Clayton S. Rose	For	With
						Management	1K	Election of Director: Michael D. White	For	With
						Management	1L	Election of Director: Thomas D. Woods	For	With
						Management	1M	Election of Director: R. David Yost	For	With
						Management	1N	Election of Director: Maria T. Zuber	For	With
						Management	2	Approving our executive compensation (an advisory, nonbinding "Say on Pay" resolution)	For	With
						Management	3	Ratifying the appointment of our independent registered public accounting firm for 2022.	For	With
						Management	4	Ratifying the Delaware Exclusive Forum Provision in our Bylaws.	For	With
						Stockholder	5	Shareholder proposal requesting a civil rights and nondiscrimination audit.	For	Against
						Stockholder	6	Shareholder proposal requesting adoption of policy to cease financing new fossil fuel supplies.	For	Against
						Stockholder	7	Shareholder proposal requesting a report on charitable donations.	For	Against

Zions Bancorporation	Zion	989701107	Annual Meeting	4/29/2022	2/24/2022	Management	1A	Election of Director: Maria Contreras-Sweet	For	With
						Management	1B	Election of Director: Gary L. Crittenden	For	With
						Management	1C	Election of Director: Suren K. Gupta	For	With
						Management	1D	Election of Director: Claire A. Huang	For	With
						Management	1E	Election of Director: Vivian S. Lee	For	With
						Management	1F	Election of Director: Scott J. McLean	For	With
						Management	1G	Election of Director: Edward F. Murphy	For	With
						Management	1H	Election of Director: Stephen D. Quinn	For	With
						Management	1I	Election of Director: Harris H. Simmons	For	With
						Management	1J	Election of Director: Aaron B. Skonnard	For	With
						Management	1K	Election of Director: Barbara A. Yastine	For	With
						Management	2	Ratification of the appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm to audit the Bank's financial statements for the current fiscal year.	For	With
						Management	3	Approval, on a nonbinding advisory basis, of the compensation paid to the Bank's named executive officers with respect to fiscal year ended December 31, 2021.	For	With
						Management	4	Approval of the Bank's 2022 Omnibus Incentive Plan.	For	With

AbbVie, Inc.	ABBV	00287Y109	Annual Meeting	5/6/2022	3/7/2022	Management	1	Vote Board of Directors: Election of Director: William H.L. Burnside; Election of Director: Thomas C. Freyman; Election of Director: Brett J. Hart; Election of Director: Edward J. Rapp	For All	With
						Management	2	Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2022	For	With
						Management	3	Say on Pay - An advisory vote on the approval of executive compensation	For	With
						Management	4	Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting	For	With
						Stockholder	5	to Adopt a Policy to Require Independent Chairman	For	Against
						Stockholder	6	to Seek Shareholder Approval of Certain Termination Pay Arrangements	For	Against
						Stockholder	7	to Issue a Report on Board Oversight of Competition Practices	For	Against
						Stockholder	8	to Issue an Annual Report on Political Spending	For	Against

Archer Daniels Midland Co.	ADM	39483102	Annual Meeting	5/5/2022	3/14/2022	Management	1A	Election of Director: M.S. Burke	For	With
						Management	1B	Election of Director: T. Colbert	For	With
						Management	1C	Election of Director: T.K. Crews	For	With
						Management	1D	Election of Director: D.E. Felsinger	For	With
						Management	1E	Election of Director: S.F. Harrison	For	With
						Management	1F	Election of Director: J.R. Luciano	For	With
						Management	1G	Election of Director: P.J. Moore	For	With
						Management	1H	Election of Director: F.J. Sanchez	For	With
						Management	1I	Election of Director: D.A. Sandler	For	With
						Management	1J	Election of Director: L.Z. Schlitz	For	With
						Management	1K	Election of Director: K.R. Westbrook	For	With
						Management	2	Ratify the appointment of Ernst & Young LLP as independent auditors for the year ending December 31, 2022.	For	With
						Management	3	Advisory Vote on Executive Compensation.	For	With
						Stockholder	4	Stockholder Proposal to Remove the One-Year Holding Period Requirement to Call a Special Stockholder Meeting.	Against	With
						Stockholder	5	Stockholder Proposal Regarding Issuance of a Report on Pesticide Use in Supply Chains.	Against	With

Nucor Corp.	NUE	670346105	Annual Meeting	5/12/2022	3/14/2022	Management	1

Vote Board of Directors: Election of Director: Norma B. Clayton; Election of Director: Patrick J. Dempsey; Election of Director: Christopher J. Kearney; Election of Director: Laurette T. Koellne; Election of Director: Joseph D. Rupp; Election of Director: Leon J. Topalian; Election of Director: John H. Walker; Election of Director: Nadja Y. West

									For All	With
						Management	2	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as Nucor's independent registered public accounting firm for 2022	For	With
						Management	3	Approval, on an advisory basis, of Nucor's named executive officer compensation in 2021	For	With

Brown & Brown, Inc.	BRO	115236101	Annual Meeting	5/4/2022	2/28/2022	Management	1

Vote Board of Directors: Election of Director: J. Hyatt Brown; Election of Director: Hugh M. Brown; Election of Director: J. Powell Brown; Election of Director: Lawrence L. Gellerstedt; Election of Director: James C. Hays; Election of Director: Theodore J. Hoepner; Election of Director: James S. Hunt; Election of Director: Toni Jennings; Election of Director: Timothy R.M. Main; Election of Director: H. Palmer Proctor, Jr.; Election of Director: Wendell S. Reilly; Election of Director: Chilton D. Varner

									For All	With
						Management	2	To ratify the appointment of Deloitte & Touche LLP as Brown & Brown, Inc.'s independent registered public accountants for the fiscal year ending December 31, 2022.	For	With
						Management	3	To approve, on an advisory basis, the compensation of named executive officers.	For	With

Marathon Oil Corp.	MRO	565849106	Annual Meeting	5/25/2022	3/28/2022	Management	1A	Election of Director for a one-year term expiring in 2023: Chadwick C. Deaton	For	With
						Management	1B	Election of Director for a one-year term expiring in 2023: Marcela E. Donadio	For	With
						Management	1C	Election of Director for a one-year term expiring in 2023: M. Elise Hyland	For	With
						Management	1D	Election of Director for a one-year term expiring in 2023: Holli C. Ladhani	For	With
						Management	1E	Election of Director for a one-year term expiring in 2023: Brent J. Smolik	For	With
						Management	1F	Election of Director for a one-year term expiring in 2023: Lee M. Tillman	For	With
						Management	1G	Election of Director for a one-year term expiring in 2023: J. Kent Wells	For	With
						Management	2	Ratify the selection of PricewaterhouseCoopers LLP as our independent auditor for 2022.	For	With
						Management	3	Advisory vote to approve the compensation of our named executive officers.	For	With

Organon & Co.	OGN	68622V106	Annual Meeting	6/7/2022	4/8/2022	Management	1A	Election of Class I Director: Robert Essner	For	With
						Management	1B	Election of Class I Director: Shelly Lazarus	For	With
						Management	1C	Election of Class I Director: Cynthia M. Patton	For	With
						Management	1D	Election of Class I Director: Grace Puma	For	With
						Management	2	Approve, on a non-binding advisory basis, the compensation of Organon's Named Executive Officers.	For	With
						Management	3	Approve, on a non-binding advisory basis, the frequency of future votes to approve the compensation of Organon's Named Executive Officers.	1 Year	With
						Management	4	Ratify the appointment of PricewaterhouseCoopers LLP as Organon's independent registered public accounting firm for 2022.	For	With

Monolithic Power Systems, Inc.	MPWR	609839105	Annual Meeting	6/16/2022	4/21/2022	Management	1.1	Election of Director: Michael Hsing	For	With
						Management	1.2	Election of Director: Herbert Chang	For	With
						Management	1.3	Election of Director: Carintia Martinez	For	With
						Management	2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.	For	With
						Management	3	Approve, on an advisory basis, the 2021 executive compensation.	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: July 6, 2022

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: July 6, 2022

*Print the name and title of each signing officer under his or her signature.